Security Deposit Received for Sales of Assets (Details) ¥ in Millions				6 Months Ended
	May 31, 2023 USD ($)	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Security Deposit Received for Sales of Assets [Line Items]
Security deposit								$ 1,400,000	¥ 10.0
Sales consideration	$ 2,100,000
Fixed assets costs	2,800,000			$ 158,313	¥ 1.1	$ 2,800,000	¥ 20.1
Accumulated depreciation	1,100,000
Realized gain	$ 300,000
Business Combination [Member]
Security Deposit Received for Sales of Assets [Line Items]
Total consideration		$ 1,800,000	¥ 12.5